Trade Receivables (Tables)	12 Months Ended
Mar. 31, 2026
Trade Receivables [Abstract]
Schedule of Trade Receivables

Trade receivables consisted of the following:

	March 31, 2026	March 31, 2025
Accounts receivable	$32,907,367	$27,892,998
Less: allowance for doubtful accounts	(440,679)	(110,293)
Accounts receivable, net	$32,466,688	$27,782,705
Note receivable	-	29,108
Trade accounts receivable	32,466,688	27,811,813